As filed with the Securities and Exchange Commission on January 11, 2012

1933 Act Registration File No. 333-14943
1940 Act File No. 811-07881
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	32	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	34	[	X	]

(Check appropriate box or boxes.)

PINEBRIDGE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 4th Floor
New York, New York, 10022
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (214) 365-5200

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York 10022

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Robert J. Zutz, Esquire
K & L Gates, LLP
1601 K Street, N.W.
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 32 to the Company’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 31 on Form N-1A filed on December 29, 2011.  This PEA No. 32 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 31 to the Company’s Registration Statement.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 11th day of January, 2012.

                PineBridge Mutual Funds
                                                                                           Registrant

                                                                                         By:  /s/ Robin C. Thorn
                                                                                                                                                                              Robin C. Thorn
                                                                                                                                                                              President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
George W. Gau* George W. Gau	Chairman of the Board, Trustee	January 11, 2012
/s/ Robin C. Thorn Robin C. Thorn	President, Trustee	January 11, 2012
John H. Massey* John H. Massey	Trustee	January 11, 2012
David M. Reichert* David M. Reichert	Trustee	January 11, 2012
/s/ Joseph Altobelli* Joseph Altobelli	Chief Financial Officer and Treasurer	January 11, 2012

By: /s/ Robin C. Thorn
       Robin C. Thorn
       Attorney-in-fact

*Robin C. Thorn signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE